Intangible Assets (Details 1) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
2014	7,598
2015	7,489
2016	6,977
2017	4,187
2018	2,159